Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Bank contribution for Employee benefit plan	$ 61,000	$ 57,000
Accruing interest rate on benefit plan	6.00%
Bank expense In employee benefit plan	172,000	203,000
Accrued deferred compensation expense	$ 2,100,000	$ 1,900,000